CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Comprehensive Income (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed statements of comprehensive income (loss)
General and administrative	¥ (156,966,463)	$ (22,108,264)	¥ (299,545,363)	¥ (276,179,441)
Foreign exchange loss	1,099,229	154,823	5,918,231	1,351,400
Net (loss) gain on equity securities	24,093,019	3,393,431	(9,810,585)	(12,991,522)
Net recovery on provision for credit losses	136,485,155	19,223,532	(319,359,716)	(203,415,094)
Other income	30,701,851	4,324,265	52,066,718	41,911,589
Other expense	1,624,789	228,847	2,465,972	6,605,833
Net income (loss) before income taxes	55,583,429	7,828,762	(874,511,343)	12,308,294
Income tax expense	(93,456,703)	(13,163,101)	(236,696,540)	(20,852,646)
Net income (loss)	(37,873,274)	(5,334,339)	(1,111,207,883)	(8,544,352)
Other comprehensive income (loss), net of tax	45,489,264		253,877,012	(72,130,683)
Total comprehensive income (loss), net of tax	7,615,990	1,072,690	(857,330,871)	(80,675,035)
Parent Company
Condensed statements of comprehensive income (loss)
General and administrative	6,797,975	957,475	7,443,140	10,079,685
Interest Income	56,622,110	7,975,057	26,502,229	4,440,117
Foreign exchange loss	(178,578)	(25,152)	(411,971)	(390,858)
Net (loss) gain on equity securities	(49,125)	(6,919)	(14,671,470)	(27,278,116)
Net recovery on provision for credit losses	362,724	51,089
Share of income (loss) of subsidiaries	(5,407,894)	(761,686)	(9,705,617)	(15,118,076)
Contractual interests in the VIEs and VIEs' subsidiaries	(87,530,375)	(12,328,395)	(1,131,232,451)	37,717,412
Other income	5,105,839	719,142	24,251,883	1,928,027
Other expense			(8,186)	(6,218,510)
Net income (loss) before income taxes	(37,873,274)	(5,334,339)	(1,112,718,723)	(14,999,689)
Income tax expense			1,510,840	6,455,337
Net income (loss)	(37,873,274)	(5,334,339)	(1,111,207,883)	(8,544,352)
Other comprehensive income (loss), net of tax	45,489,264	6,407,029	253,877,012	(72,130,683)
Total comprehensive income (loss), net of tax	¥ 7,615,990	$ 1,072,690	¥ (857,330,871)	¥ (80,675,035)